SHARE-BASED COMPENSATION - Full Value Award Plans (Details) shares in Millions	9 Months Ended
Sep. 30, 2017 shares
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of the period (in shares)	3.7
Granted (in shares)	2.2
Issued (in shares)	(0.6)
Forfeited (in shares)	(0.7)
Outstanding, end of the period (in shares)	4.6